Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended		60 Months Ended	80 Months Ended	120 Months Ended
	Nov. 06, 2017	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000194842
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ERShares Private-Public Crossover ETF
C000092399
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ERShares Global Entrepreneurs
C000096041
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ERShares US Small Cap - Institutional Class
Without Sales Load [Member] | C000194842
Average Annual Return [Line Items]
Average Annual Return, Percent			27.33%		8.38%	9.32%
Without Sales Load [Member] | C000092399
Average Annual Return [Line Items]
Average Annual Return, Percent			20.97%		5.42%		6.91%
Without Sales Load [Member] | C000096041
Average Annual Return [Line Items]
Average Annual Return, Percent			(5.70%)		0.77%		5.94%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			24.56%		15.05%	13.83%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			24.56%		15.05%		12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			24.56%		15.05%		12.86%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent			33.48%		19.34%	17.89%
ERShares Private-Public Crossover ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent			27.29%		8.41%	9.33%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Average Annual Return, Percent			20.19%		11.78%		9.16%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent			9.14%		6.17%		7.39%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent			10.06%		6.94%		7.00%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			8.66%		8.06%		8.24%